FAIR VALUE MEASUREMENT (Schedule of Financial Assets Measured at Fair Value on a Recurring Basis) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Auction Rate Securities		$ 2,925
Fair Value, Measurements, Recurring [Member]
Assets:
Money Market	3,341	1,025
Auction Rate Securities		1,900
Derivatives	27
Total	3,368	2,925
Liabilities:
Derivatives		372
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Money Market	3,341	1,025
Auction Rate Securities
Derivatives
Total	3,341	1,025
Liabilities:
Derivatives
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Money Market
Auction Rate Securities
Derivatives	27
Total	27
Liabilities:
Derivatives		372
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Money Market
Auction Rate Securities		1,900
Derivatives
Total		1,900
Liabilities:
Derivatives